Financial assets at amortized cost	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Assets [Abstract]
Financial assets at amortized cost
17.	Financial assets at amortized cost

Non-current financial assets at amortized cost primarily relate to deposits for properties.

Current financial assets at amortized cost, other than trade receivables as disclosed in note 17, include fixed interest £10,000k six-month term deposits (2019: £20,000k ; 2018: £5,000k). The other current financial asset at amortized cost in 2019 was an advance payment for the former CEO which was subsequently deducted from his remuneration. No interest was charged on this amount.

	December 31,
	2020	2019	2018
	£000s	£000s	£000s
Current financial assets at amortized cost – term deposit	10,000	20,000	5,000
Current financial assets at amortized cost – other	-	1	43
Total current financial assets at amortized cost	10,000	20,001	5,043
Non-current financial assets at amortized cost	303	275	275
Total financial assets at amortized cost	10,303	20,276	5,318